VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Argentina: 1.8%
15,760	(1)	MercadoLibre, Inc.	$8,687,385	1.8

		Australia: 0.3%
273,166		Oil Search Ltd.	1,348,551	0.3

		Brazil: 4.8%
1,433,185		Ambev SA ADR	6,621,315	1.4
647,480		B3 SA - Brasil Bolsa Balcao	6,828,620	1.5
474,643		Lojas Renner SA	5,754,044	1.2
143,570		Raia Drogasil SA	3,312,343	0.7
			22,516,322	4.8

		China: 26.2%
144,752	(1)	Alibaba Group Holding Ltd. ADR	24,206,877	5.1
366,876		Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	5,657,613	1.2
472,462		Hangzhou Robam Appliances Co. Ltd. - A Shares	1,742,449	0.4
161,130	(2)	Huazhu Group Ltd. ADR	5,320,513	1.1
1,036,984		Inner Mongolia Yili Industrial Group Co. Ltd. - A Shares - XSHG	4,148,588	0.9
255,300		Inner Mongolia Yili Industrial Group Co. Ltd. - A Shares - XSSC	1,021,360	0.2
44,300		Kweichow Moutai Co. Ltd. - A Shares	7,142,001	1.5
555,577	(1)	Meituan Dianping- Class B	5,674,321	1.2
755,100		Midea Group Co. Ltd. - A Shares	5,413,593	1.1
61,412	(1)	New Oriental Education & Technology Group, Inc. ADR	6,801,993	1.5
2,796,475		Ping An Bank Co. Ltd. - A Shares	6,120,295	1.3
1,188,500		Ping An Insurance Group Co. of China Ltd. - H Shares	13,660,282	2.9
382,100		Shenzhou International Group Holdings Ltd.	4,984,610	1.1
510,400		Tencent Holdings Ltd.	21,348,972	4.5
391,500	(1),(3)	Wuxi Biologics Cayman, Inc. - H Shares	3,992,087	0.8
141,470		Yum China Holdings, Inc.	6,426,982	1.4
			123,662,536	26.2

		Egypt: 0.9%
901,337		Commercial International Bank Egypt SAE REG GDR	4,150,657	0.9

		Hong Kong: 9.9%
2,394,600		AIA Group Ltd.	22,583,592	4.8
2,522,400	(1),(3)	Budweiser Brewing Co. APAC Ltd.	9,075,581	1.9
177,900		Hong Kong Exchanges and Clearing Ltd.	5,214,257	1.1
1,428,500		Techtronic Industries Co., Ltd.	9,942,635	2.1
			46,816,065	9.9

		Hungary: 1.0%
113,060		OTP Bank Nyrt	4,709,556	1.0

		India: 19.7%
172,720		Asian Paints Ltd.	4,298,364	0.9
350,700		HDFC Bank Ltd. ADR	20,007,435	4.3
71,060		HDFC Bank Ltd.	1,231,436	0.3
1,002,070	(3)	HDFC Life Insurance Co., Ltd.	8,506,663	1.8
215,530		Hindustan Unilever Ltd.	6,030,755	1.3
779,115		Housing Development Finance Corp.	21,746,871	4.6
268,348		IndusInd Bank Ltd.	5,245,592	1.1
1,189,640		ITC Ltd.	4,364,771	0.9
316,200		Kotak Mahindra Bank Ltd.	7,344,063	1.5
64,790		Maruti Suzuki India Ltd.	6,143,086	1.3
274,282		Tata Consultancy Services Ltd.	8,124,876	1.7
			93,043,912	19.7

		Indonesia: 2.6%
3,194,200		Bank Central Asia Tbk PT	6,829,101	1.4
18,697,200		Bank Rakyat Indonesia	5,429,011	1.2
			12,258,112	2.6

		Macau: 1.1%
1,195,200		Sands China Ltd.	5,400,723	1.1

		Mexico: 3.4%
26,568		Fomento Economico Mexicano SAB de CV ADR	2,433,097	0.5
1,380,140		Grupo Financiero Banorte	7,438,517	1.6
746,070		Infraestructura Energetica Nova SAB de CV	2,968,931	0.6
1,047,670		Wal-Mart de Mexico SAB de CV	3,105,210	0.7
			15,945,755	3.4

		Panama: 1.2%
55,630		Copa Holdings S.A.- Class A	5,493,462	1.2

		Peru: 1.0%
22,338		Credicorp Ltd.	4,656,133	1.0

		Portugal: 1.4%
395,130		Jeronimo Martins SGPS SA	6,663,343	1.4

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Russia: 3.0%
4,050,547	Sberbank of Russia PJSC	$14,189,843	3.0

	South Africa: 4.3%
448,060	(2) Bid Corp. Ltd.	9,522,257	2.0
52,851	(2) Capitec Bank Holdings Ltd.	4,492,737	1.0
163,950	Mr Price Group Ltd.	1,715,120	0.4
888,431	Sanlam Ltd.	4,375,863	0.9
		20,105,977	4.3

	South Korea: 5.2%
12,390	NCSoft Corp.	5,395,273	1.2
464,170	Samsung Electronics Co., Ltd.	19,005,003	4.0
		24,400,276	5.2

	Spain: 0.3%
430,740	Prosegur Cia de Seguridad SA	1,678,885	0.3

	Taiwan: 7.2%
35,000	Largan Precision Co. Ltd.	5,006,434	1.1
491,000	President Chain Store Corp.	4,589,546	1.0
328,311	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	15,259,896	3.2
1,031,223	Taiwan Semiconductor Manufacturing Co., Ltd.	9,158,842	1.9
		34,014,718	7.2

	Turkey: 1.1%
331,298	BIM Birlesik Magazalar AS	2,881,770	0.6
213,710	Ford Otomotiv Sanayi AS	2,247,863	0.5
		5,129,633	1.1

	United States: 1.8%
47,630	(1) EPAM Systems, Inc.	8,683,902	1.8

	Total Common Stock
	(Cost $331,137,451)	463,555,746	98.2

PREFERRED STOCK: 1.4%
	Brazil: 1.4%
751,657	Itau Unibanco Holding S.A.	6,344,387	1.4

	Total Preferred Stock
	(Cost $4,412,827)	6,344,387	1.4

	Total Long-Term Investments
	(Cost $335,550,278)	469,900,133	99.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
		Repurchase Agreements: 1.3%
435,644	(4)	BNP Paribas S.A., Repurchase Agreement dated 09/30/19, 2.35%, due 10/01/19 (Repurchase Amount $435,672, collateralized by various U.S. Government Securities, 0.000%-4.625%, Market Value plus accrued interest $444,357, due 11/15/19-02/15/49)	$435,644	0.1
1,472,955	(4)	Citigroup, Inc., Repurchase Agreement dated 09/30/19, 2.32%, due 10/01/19 (Repurchase Amount $1,473,049, collateralized by various U.S. Government Agency Obligations, 2.500%-9.000%, Market Value plus accrued interest $1,502,415, due 06/01/24-10/01/49)	1,472,955	0.3
1,472,955	(4)	Guggenheim Securities LLC, Repurchase Agreement dated 09/30/19, 2.42%, due 10/01/19 (Repurchase Amount $1,473,053, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $1,502,414, due 08/15/22-06/20/69)	1,472,955	0.3
1,472,955	(4)	Jefferies LLC, Repurchase Agreement dated 09/30/19, 2.45%, due 10/01/19 (Repurchase Amount $1,473,054, collateralized by various U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $1,502,414, due 10/02/19-11/20/48)	1,472,955	0.3

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
1,472,955	(4)	MUFG Securities America Inc., Repurchase Agreement dated 09/30/19, 2.35%, due 10/01/19 (Repurchase Amount $1,473,050, collateralized by various U.S. Government Agency Obligations, 3.000%-5.500%, Market Value plus accrued interest $1,502,414, due 10/01/32-05/01/49)	$1,472,955	0.3
			6,327,464	1.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
7,487,936	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.860%
	(Cost $7,487,936)	7,487,936	1.6

	Total Short-Term Investments
	(Cost $13,815,400)	13,815,400	2.9

	Total Investments in Securities (Cost $349,365,678)	$483,715,533	102.5
	Liabilities in Excess of Other Assets	(11,791,540)	(2.5)
	Net Assets	$471,923,993	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2019.

Sector Diversification	Percentage of Net Assets
Financials	38.4%
Consumer Discretionary	19.2
Consumer Staples	16.2
Information Technology	13.8
Communication Services	5.7
Industrials	3.6
Materials	0.9
Health Care	0.9
Utilities	0.6
Energy	0.3
Short-Term Investments	2.9%
Liabilities in Excess of Other Assets	(2.5)
Net Assets	100.0%

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock
Argentina	$8,687,385	$–	$–	$8,687,385
Australia	–	1,348,551	–	1,348,551
Brazil	22,516,322	–	–	22,516,322
China	42,756,365	80,906,171	–	123,662,536
Egypt	4,150,657	–	–	4,150,657
Hong Kong	9,075,581	37,740,484	–	46,816,065
Hungary	–	4,709,556	–	4,709,556
India	28,132,311	64,911,601	–	93,043,912
Indonesia	–	12,258,112	–	12,258,112
Macau	–	5,400,723	–	5,400,723
Mexico	15,945,755	–	–	15,945,755
Panama	5,493,462	–	–	5,493,462
Peru	4,656,133	–	–	4,656,133
Portugal	–	6,663,343	–	6,663,343
Russia	–	14,189,843	–	14,189,843
South Africa	4,492,737	15,613,240	–	20,105,977
South Korea	–	24,400,276	–	24,400,276
Spain	1,678,885	–	–	1,678,885
Taiwan	15,259,896	18,754,822	–	34,014,718
Turkey	2,881,770	2,247,863	–	5,129,633
United States	8,683,902	–	–	8,683,902
Total Common Stock	174,411,161	289,144,585	–	463,555,746
Preferred Stock	6,344,387	–	–	6,344,387
Short-Term Investments	7,487,936	6,327,464	–	13,815,400
Total Investments, at fair value	$188,243,484	$295,472,049	$–	$483,715,533

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $353,190,032.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$139,516,122
Gross Unrealized Depreciation	(6,264,129)
Net Unrealized Appreciation	$133,251,993